Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment country	Jun. 30, 2024 USD ($)
Business segment information
Number of business segments | segment				5
Sales	$ 49,627	$ 52,254	$ 53,743	$ 101,881	$ 110,021
Excise taxes	(4,951)	(4,355)	(4,560)	(9,306)	(8,955)
Revenues from sales	44,676	47,899	49,183	92,575	101,066
Operating expenses	(37,089)		(39,943)	(75,589)	(81,454)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,258)	(2,998)	(2,976)	(6,256)	(5,918)
Net income (loss) from equity affiliates and other items	1,012		625	1,700	2,177
Tax on net operating income	(2,109)		(2,677)	(4,892)	(5,570)
Net cost of net debt	(486)		(365)	(871)	(650)
Non-controlling interests	(59)	(70)	(60)	(129)	(143)
NET INCOME - TotalEnergies SHARE	2,687	3,851	3,787	6,538	9,508
Total expenditures	7,237	5,333	5,052	12,570	10,257
Total divestments	548	528	494	1,076	2,232
Cash flow from operating activities	5,960	$ 2,563	9,007	8,523	11,176
Intercompany
Business segment information
Sales	(18,647)		(20,720)	(38,302)	(43,215)
Revenues from sales	(18,647)		(20,720)	(38,302)	(43,215)
Operating expenses	18,647		20,720	$ 38,302	43,215
Exploration & Production
Business segment information
Number of countries for activities of exploration and production of oil and natural gas | country				50
Sales	1,369		1,416	$ 2,938	2,734
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,978)		(1,907)	(3,928)	(3,824)
Net income (loss) from equity affiliates and other items	58		141	191	238
Tax on net operating income	(1,793)		(2,163)	(4,121)	(4,424)
Total expenditures	3,186		2,697	6,233	4,991
Total divestments	80		149	438	455
Cash flow from operating activities	3,675		4,535	6,941	8,125
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	10,231		11,212	20,527	22,265
Operating expenses	(4,577)		(4,669)	(8,377)	(9,113)
Exploration & Production | Intercompany
Business segment information
Sales	(8,862)		(9,796)	(17,589)	(19,531)
Integrated LNG
Business segment information
Sales	2,586		1,986	5,674	4,645
Depreciation, depletion and impairment of tangible assets and mineral interests	(397)		(310)	(788)	(631)
Net income (loss) from equity affiliates and other items	578		526	1,143	1,021
Tax on net operating income	(166)		(251)	(441)	(535)
Total expenditures	877		844	1,779	1,409
Total divestments	25		29	35	79
Cash flow from operating activities	539		431	2,282	2,141
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	4,455		4,097	10,795	10,251
Operating expenses	(3,632)		(2,922)	(8,588)	(7,706)
Integrated LNG | Intercompany
Business segment information
Sales	(1,869)		(2,111)	(5,121)	(5,606)
Integrated Power
Business segment information
Sales	3,958		4,464	9,925	11,546
Depreciation, depletion and impairment of tangible assets and mineral interests	(108)		(105)	(183)	(202)
Net income (loss) from equity affiliates and other items	340		26	384	(589)
Tax on net operating income	(27)		(79)	(100)	(119)
Total expenditures	2,503		769	3,439	2,508
Total divestments	347		261	405	323
Cash flow from operating activities	799		1,647	400	1,398
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	4,659		4,833	11,310	12,705
Operating expenses	(4,479)		(4,506)	(10,664)	(12,071)
Integrated Power | Intercompany
Business segment information
Sales	(701)		(369)	(1,385)	(1,159)
Refining & Chemicals
Business segment information
Sales	21,759		24,516	44,386	49,049
Excise taxes	(254)		(208)	(366)	(378)
Depreciation, depletion and impairment of tangible assets and mineral interests	(520)		(416)	(859)	(792)
Net income (loss) from equity affiliates and other items	(42)		(13)	(50)	55
Tax on net operating income	(12)		(60)	(95)	(315)
Total expenditures	351		443	593	878
Total divestments	42		127	48	165
Cash flow from operating activities	887		1,541	(1,096)	(588)
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	28,511		32,511	57,837	65,017
Operating expenses	(27,995)		(31,647)	(56,643)	(62,535)
Refining & Chemicals | Intercompany
Business segment information
Sales	(7,006)		(8,203)	(13,817)	(16,346)
Marketing & Services
Business segment information
Sales	19,944		21,358	38,945	42,029
Excise taxes	(4,697)		(4,352)	(8,940)	(8,577)
Depreciation, depletion and impairment of tangible assets and mineral interests	(224)		(208)	(441)	(414)
Net income (loss) from equity affiliates and other items	113		(84)	103	1,396
Tax on net operating income	(168)		(101)	(266)	(209)
Total expenditures	234		259	406	403
Total divestments	38		(78)	135	1,203
Cash flow from operating activities	628		1,650	1,196	1,542
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	15,424		17,170	30,338	33,885
Operating expenses	(14,751)		(16,601)	(29,125)	(32,697)
Marketing & Services | Intercompany
Business segment information
Sales	(177)		(164)	(333)	(433)
Corporate
Business segment information
Sales	11		3	13	18
Depreciation, depletion and impairment of tangible assets and mineral interests	(31)		(30)	(57)	(55)
Net income (loss) from equity affiliates and other items	(35)		29	(71)	56
Tax on net operating income	57		(23)	131	32
Total expenditures	86		40	120	68
Total divestments	16		6	15	7
Cash flow from operating activities	(568)		(797)	(1,200)	(1,442)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	43		80	70	158
Operating expenses	(302)		(318)	(494)	(547)
Corporate | Intercompany
Business segment information
Sales	(32)		(77)	(57)	(140)
Adjustments
Business segment information
Net operating income	(913)		(874)	(1,268)	(295)
Adjustments | Exploration & Production
Business segment information
Net operating income	(33)		(53)	(133)	(75)
Adjustments | Integrated LNG
Business segment information
Net operating income	(203)		(12)	(214)	26
Adjustments | Integrated Power
Business segment information
Net operating income	(189)		(333)	(333)	(1,389)
Adjustments | Refining & Chemicals
Business segment information
Net operating income	(447)		(264)	(500)	(171)
Adjustments | Marketing & Services
Business segment information
Net operating income	(18)		(203)	(43)	1,327
Adjustments | Corporate
Business segment information
Net operating income	(23)		(9)	(45)	(13)
Adjusted
Business segment information
Net operating income	4,145		5,086	8,806	10,596
Adjusted | Exploration & Production
Business segment information
Net operating income	1,974		2,667	4,425	5,217
Adjusted | Integrated LNG
Business segment information
Net operating income	1,041		1,152	2,335	2,374
Adjusted | Integrated Power
Business segment information
Net operating income	574		502	1,080	1,113
Adjusted | Refining & Chemicals
Business segment information
Net operating income	389		639	690	1,601
Adjusted | Marketing & Services
Business segment information
Net operating income	412		379	652	634
Adjusted | Corporate
Business segment information
Net operating income	$ (245)		$ (253)	$ (376)	$ (343)